FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivables
Credit risk
Maximum exposure to credit risk	$ 597,505	$ 637,421	$ 1,201,292
Trades accounts receivables	597,505	637,421	1,201,292
Accounts receivable write down	64,600	489,449	26,931
Accounts receivables | Overdue
Credit risk
Trades accounts receivables	148,814	311,642	588,282
Cash and cash equivalents, and restricted cash
Credit risk
Maximum exposure to credit risk	$ 5,755,707	$ 9,682,545	$ 17,985,417